Consolidated Summary of Investments - Other Than Investments in Related Parties	12 Months Ended
Dec. 31, 2016
Consolidated Summary of Investments - Other Than Investments in Related Parties

Schedule I Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2016 (in millions)

Column A	Column B	Column C	Column D
			Amount at
			which shown
			in the
		Fair	consolidated
Type of investment	Cost	value	balance sheet
Fixed maturity securities, available-for-sale:
Bonds:
U.S. government and agencies	$596	$645	$645
Obligations of states, political subdivisions and foreign governments	2,454	2,696	2,696
Public utilities	4,396	4,508	4,508
All other corporate, mortgage-backed and asset-backed securities	35,078	35,841	35,841

Total fixed maturity securities, available-for-sale	$42,524	$43,690	$43,690
Equity securities, available-for-sale:
Common stocks:
Industrial, miscellaneous and all other	$2	$2	$2
Nonredeemable preferred stocks	—	8	8

Total equity securities, available-for-sale	$2	$10	$10
Trading assets	54	54	54
Mortgage loans, net of allowance	9,793		9,760	[1]
Policy loans	989		989
Other investments	1,047		1,047
Short-term investments	1,944		1,944

Total investments	$56,353		$57,494

[1]	Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans (see Note 6 to the audited consolidated financial statements).